Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) - Summary of Oil and Gas Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf
Crude Oil Reserves [member]
Proved developed and un-developed reserves:
Proved developed reserves | MMBbls	3,585.0	3,488	4,166
Proved undeveloped reserves | MMBbls	2,375.6	2,198	2,261
Total proved reserves | MMBbls	5,960.6
Dry gas reserve [member]
Proved developed and un-developed reserves:
Proved developed reserves | Bcf	3,608.5	3,380	4,026
Proved undeveloped reserves | Bcf	2,743.1	2,990	2,567
Total proved reserves | Bcf	6,351.7